Investments in Equity Investees (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Schedule of Investments [Line Items]
Equity method investments			¥ 4,500,000
Investments in equity investees	¥ 267,539,694	$ 41,301,012	39,223,925
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Schedule of Investments [Line Items]
Cost method investments	10,000,000	1,543,734	10,000,000
G10 Entertainment Corporation ("G10") Ltd.
Schedule of Investments [Line Items]
Cost method investments	24,892,921	3,842,805	24,892,921
"CrowdStar Inc. ("Crowdstar")"
Schedule of Investments [Line Items]
Cost method investments	1,627,099	251,181	1,627,099
Tandem Fund II, L.P. ("Tandem Fund")
Schedule of Investments [Line Items]
Cost method investments	2,636,885	407,065	2,636,885
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
Schedule of Investments [Line Items]
Equity method investments			¥ 67,020
System Link Corporation Limited ("System Link")
Schedule of Investments [Line Items]
Equity method investments	215,631,351	33,287,744
Shanghai Jiucheng Advertisement Co., Ltd. ("Shanghai Jiucheng Advertisement")
Schedule of Investments [Line Items]
Equity method investments	¥ 12,751,438	$ 1,968,483